Real Estate (Details) (USD $)	12 Months Ended									6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2013 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2013 Above Market Leases [Member]	Dec. 31, 2012 Above Market Leases [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]
Real Estate Owned, Disclosure of Detailed Components [Abstract]
Land	$ 2,055,802,000		$ 1,915,667,000								$ 2,055,802,000	$ 1,915,667,000
Building	7,436,072,000		6,817,378,000
Building and tenant improvements	373,907,000		254,844,000
Other rental property	971,947,000	[1]	906,537,000	[1]
Real estate, gross	10,837,728,000		9,894,426,000								10,837,728,000	9,894,426,000
Accumulated depreciation and amortization	(1,190,170,000)		(796,296,000)								(1,190,170,000)	(796,296,000)
Real estate, net	9,647,558,000		9,098,130,000								9,647,558,000	9,098,130,000
In-place lease value						881,900,000	826,900,000
Above market leases								90,000,000	79,600,000
Accumulated amortization	462,500,000		341,800,000
Intangible liabilities relating to below-market leases	541,800,000		473,900,000
Accumulated amortization on below-market leases	153,600,000		97,700,000
Amortization of intangible assets and liabilities	93,300,000		142,400,000
Impairment of real estate assets	1,500,000									0	1,531,000	0	0
Fair value of impaired real estate					69,300,000
Estimated Amortization Expense of Intangible Assets and Liabilities [Abstract]
2014						74,553,000
2015						47,885,000
2016						23,183,000
2017						10,543,000
2018						$ 4,194,000

[1]	At December 31, 2013 and 2012, Other rental property consisted of intangible assets including: (i) $881.9 million and $826.9 million, respectively, of in-place lease value, (ii) $90.0 million and $79.6 million, respectively, of above-market leases, and (iii) $462.5 million and $341.8 million, respectively, of accumulated amortization. These intangible assets are amortized over the term of each related lease.